Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16 – SUBSEQUENT EVENTS

On January 17, 2017, the Company repaid the $3,891,596 loan borrowed from Bank of China on January 18, 2018.

On March 19, 2019, the Company borrowed a one-year loan of RMB25 million from Bank of China, bears an effective annual interest rate of 4.785%. The loan is guaranteed by Gary Wang, David Wang, Guoan Xu, and their family spouses.

Effective February 25, 2019, Taiying, the Company's VIE, increased its registered capital from RMB10 million to RMB36 million by transferring RMB26 millions out of its accumulated earnings to its registered capital.